Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Current Inventories

All figures in £ millions	2025	2024

Raw materials	3	5

Work in progress	1	2

Finished goods	59	63

Returns asset	3	4

	66	74